UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)
Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2025 Class A - LPXAX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$47	0.91%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.15% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	ICE BofA 1-3 Year U.S. Corporate Index
ICE BofA U.S. All Capital Securities Index	Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge[2]	5.05%	3.42%	3.73%
Without sales charge	7.19%	3.84%	3.94%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	Reflects a 2.00% front-end sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2025 Class C - LPXCX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$83	1.60%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.90% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	ICE BofA 1-3 Year U.S. Corporate Index
ICE BofA U.S. All Capital Securities Index	Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge	5.45%[2]	3.12%	3.22%
Without sales charge	6.45%	3.12%	3.22%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2025 Class F - LPXFX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$31	0.60%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.38% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class F	ICE BofA 1-3 Year U.S. Corporate Index
ICE BofA U.S. All Capital Securities Index	Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (6/3/20)
Class F2	7.51%	4.14%	4.60%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.05%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.53%
Blended Benchmark[1]	7.30%	4.17%	4.67%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2025 Class I - LPXIX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$31	0.60%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.38% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	ICE BofA 1-3 Year U.S. Corporate Index
ICE BofA U.S. All Capital Securities Index	Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class I2	7.51%	4.13%	4.26%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2025 Class R - LPXRX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$57	1.10%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.15% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	ICE BofA 1-3 Year U.S. Corporate Index
ICE BofA U.S. All Capital Securities Index	Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class R2	6.97%	3.62%	3.73%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2025 Class Z - LPXZX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$31	0.60%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.39% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	ICE BofA 1-3 Year U.S. Corporate Index
ICE BofA U.S. All Capital Securities Index	Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class Z2	7.53%	4.12%	4.24%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included in Item 7 below.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

(b)	Included in paragraph (a) above.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

We would like to share with you our report for the six months ended October 31, 2025. The total returns for the Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended October 31, 2025
Cohen & Steers Low Duration Preferred and Income Fund:
Class A	5.15%
Class C	4.90%
Class F	5.38%
Class I	5.38%
Class R	5.15%
Class Z	5.39%
ICE BofA U.S. All Capital Securities Index(a)	7.15%
ICE BofA 1-3 Year U.S. Corporate Index(a)	2.72%
Blended Benchmark—65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index(a)	5.13%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 2.00% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

(a)

The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than three years. The ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index tracks the performance of select U.S. dollar-denominated fixed and floating-rate preferred, corporate and contingent capital securities, with issuer exposure capped at 8%, and with a remaining term to final maturity of one year or more, but less than five years. The ICE BofA 1-5 Year U.S. Corporate Index tracks the performance of U.S. dollar denominated investment-grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity of less than five years.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS

October 31, 2025 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	3.9%
BANKING	1.5%
Comerica, Inc., 6.875% to 10/1/30, Series B(a)(b)		332,055	$8,520,531
M&T Bank Corp., 6.35%, Series K(b)		178,000	4,556,800
Morgan Stanley, 6.625%, Series Q(b)		280,908	7,348,553
Morgan Stanley, 6.875%, Series F(b)		190,161	4,795,861
Morgan Stanley, 7.125%, Series E(b)		84,773	2,168,493

			27,390,238

FINANCIAL SERVICES	0.6%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)		267,083	6,997,575
KKR & Co., Inc., 6.875%, due 6/1/65, Series T		152,937	3,918,246

			10,915,821

INSURANCE	0.7%
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(b)		40,000	1,006,800
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		954	23,802
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		120,185	3,085,149
Lincoln National Corp., 9.00%, Series D(b)		183,245	4,964,107
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(a)		130,000	3,239,600

			12,319,458

UTILITIES	1.1%
Algonquin Power & Utilities Corp., 8.659% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		586,737	15,026,334
DTE Energy Co., 6.25%, due 10/1/85, Series H		80,547	2,024,952
Xcel Energy, Inc., 6.25%, due 10/15/85		178,400	4,460,000

			21,511,286

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$71,055,059)			72,136,803

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

		Principal Amount*	Value
PREFERRED SECURITIES—OVER-THE-COUNTER	79.1%
BANKING	43.5%
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR 6,000,000	$7,459,559
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)		2,900,000	3,245,573
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(d)(e)		EUR 2,800,000	3,355,768
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR 6,000,000	7,269,545
Banco Santander SA, 4.125% to 11/12/27, Series EUR (Spain)(a)(b)(d)		EUR 1,000,000	1,152,388
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a)(b)(d)		8,800,000	8,677,432
Banco Santander SA, 6.00% to 1/2/31 (Spain)(a)(b)(d)(e)		EUR 3,000,000	3,587,641
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)		5,800,000	6,485,606
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)		3,590,000	3,655,535
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)		11,729,000	11,780,455
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		18,618,000	19,407,496
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(a)		9,800,000	10,400,348
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)		5,200,000	5,440,193
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)		4,000,000	4,272,072
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)		11,541,000	12,240,569
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		2,600,000	2,751,879
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)		GBP 6,300,000	8,868,896
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP 9,000,000	12,473,593

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

	Principal Amount*	Value
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)	13,800,000	$15,678,359
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)	16,000,000	16,884,368
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)	9,600,000	10,267,238
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)	15,450,000	16,374,775
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)	7,300,000	7,793,706
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)	5,200,000	5,365,438
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)	22,452,000	22,274,429
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)	5,771,000	5,418,265
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)	9,018,000	8,972,811
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(b)	3,000,000	3,029,052
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)	17,203,000	17,743,931
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)	19,535,000	20,121,265
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)	2,000,000	2,077,110
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)	21,855,000	22,898,248
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)	1,300,000	1,303,913
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)	9,540,000	9,610,997
CoBank ACB, 7.125% to 1/1/30, Series M(a)(b)	2,500,000	2,606,863
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)	4,800,000	5,043,240
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP 5,000,000	7,041,936
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(d)(f)	4,800,000	4,950,963
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR 5,000,000	6,217,602
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(d)(f)(g)(h)	5,710,000	1,684,450
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR 6,000,000	7,573,101
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR 3,200,000	3,872,821
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR 2,800,000	3,534,978

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

	Principal Amount*		Value
Eurobank Ergasias Services & Holdings SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR 3,800,000		$4,563,356
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(a)(b)	4,500,000		4,693,167
First Horizon Bank, 5.039% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(b)(c)(f)	2,100	†	1,596,000
First Maryland Capital II, 5.408% (3 Month USD Term SOFR + 1.112%), due 2/1/27(c)	5,000,000		4,951,675
Goldman Sachs Group, Inc., 7.379% to 2/10/26, Series Q(a)(b)	4,129,000		4,154,142
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)	24,170,000		25,704,505
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)	4,964,000		5,268,030
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)	6,800,000		6,857,310
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)	2,000,000		2,049,690
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)	5,600,000		5,798,850
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)	6,000,000		6,248,215
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)	5,500,000		5,837,546
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)	6,030,000		5,981,531
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)	5,850,000		5,878,794
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)	9,400,000		9,756,081
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)	12,800,000		13,875,949
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)	15,832,000		16,702,602
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)	3,200,000		3,228,726
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)	2,600,000		2,692,931

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

	Principal Amount*	Value
KeyCorp Capital I, 4.987% (3 Month USD Term SOFR + 1.002%), due 7/1/28(c)	12,865,000	$12,588,213
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)	EUR 2,200,000	2,680,580
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP 4,000,000	5,465,569
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)	6,470,000	7,015,859
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP 2,800,000	3,870,094
M&T Bank Corp., 5.40% to 7/30/30, due 7/30/35(a)	8,180,000	8,241,323
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP 2,200,000	3,003,404
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP 3,600,000	4,967,908
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)	GBP 4,600,000	6,012,577
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)	4,700,000	4,713,404
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)	8,800,000	8,869,555
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)	EUR 3,800,000	4,575,576
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)	6,500,000	6,560,749
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)	4,000,000	4,069,936
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)	6,292,000	6,464,860
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)	8,900,000	9,260,886
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)	9,900,000	9,979,259
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)	8,000,000	8,394,984
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)	6,550,000	7,037,458

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

		Principal Amount*	Value
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		6,400,000	$7,106,054
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		8,916,000	9,303,498
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)		7,449,000	7,829,227
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		12,600,000	13,549,019
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(a)		14,000,000	14,173,957
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)		5,000,000	5,289,304
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)		20,200,000	21,361,157
Truist Financial Corp., 4.949% (3 Month USD Term SOFR + 0.912%), due 3/15/28(c)		20,003,000	19,619,182
Truist Financial Corp., 5.143% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(c)		4,150,000	4,118,823
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)		30,565,000	30,733,444
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		7,900,000	8,097,002
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)		1,600,000	1,704,850
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		17,000,000	18,549,125
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)		12,073,000	12,001,102
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		10,860,000	11,607,592

			805,519,037

CONSUMER DISCRETIONARY PRODUCTS	0.6%
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(e)		EUR 4,900,000	5,846,067
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR 3,600,000	4,553,393

			10,399,460

ENERGY	0.7%
OMV AG, 4.37% to 10/1/30 (Austria)(a)(b)(e)		EUR 3,700,000	4,372,782
Repsol Europe Finance SARL, 4.50% to 3/26/31 (Spain)(a)(b)(e)		EUR 5,000,000	5,891,448
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)		2,620,000	2,662,614

			12,926,844

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

		Principal Amount*	Value
FINANCIAL SERVICES	1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(a)		2,490,000	$2,619,387
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)		5,428,000	5,323,758
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)		5,000,000	4,658,065
ILFC E-Capital Trust I, 6.27% (3 Month USD Term SOFR + 1.812%), due 12/21/65(c)(f)		3,000,000	2,504,391
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)		16,500,000	17,097,729

			32,203,330

HEALTH CARE	0.8%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(a)		12,514,000	13,167,556
Dentsply Sirona, Inc., 8.375% to 6/12/30, due 9/12/55(a)		1,820,000	1,876,659

			15,044,215

INSURANCE	8.3%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)		5,400,000	5,609,407
Allstate Corp., 7.411% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)		4,429,000	4,446,025
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(a)		2,610,000	2,676,145
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)		14,473,000	14,589,685
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(a)(e)		5,300,000	5,340,410
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(d)(e)		EUR 7,000,000	8,051,001
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR 6,900,000	8,276,586
Cloverie PLC for Zurich Insurance Co. Ltd., 5.625% to 6/24/26, due 6/24/46 (Switzerland)(a)(e)		4,050,000	4,077,902
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)		22,421,000	22,969,218
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26 (Japan)(a)(b)(f)		4,650,000	4,634,358

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

		Principal Amount*	Value
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)		4,890,000	$4,839,054
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(a)(f)		6,288,000	6,125,086
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(a)(f)		3,776,000	3,953,487
Hartford Insurance Group, Inc., 6.598% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)		14,781,000	13,933,166
Lincoln National Corp., 6.186% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)		1,070,000	884,389
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		1,775,000	1,911,812
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48 (Japan)(a)(f)		8,200,000	8,336,309
MetLife, Inc., 6.40%, due 12/15/36		2,030,000	2,143,581
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(a)(f)		10,340,000	10,378,899
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(a)		4,280,000	4,335,837
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)		4,100,000	4,020,765
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		9,540,000	9,210,194
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		2,801,000	2,961,615

			153,704,931

MATERIALS	0.1%
FMC Corp., 8.45% to 8/1/30(a)		2,575,000	2,501,475

PIPELINES	7.2%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)		2,525,000	2,536,911
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)		11,374,000	11,507,485
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a)		7,893,000	8,153,453
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)		22,608,000	24,293,065
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		5,125,000	5,124,421
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		4,203,000	4,329,995
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(a)		10,389,000	11,100,262
Enterprise Products Operating LLC, 7.21% (3 Month USD Term SOFR + 3.039%), due 6/1/67(c)		1,500,000	1,503,501

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

		Principal Amount*	Value
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)		15,760,000	$15,678,901
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(a)		3,580,000	3,617,919
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(a)		14,010,000	14,598,266
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		24,125,000	24,159,209
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)		8,391,000	7,850,836

			134,454,224

REAL ESTATE	1.0%
Unibail-Rodamco-Westfield SE, 4.75% to 6/11/31 (France)(a)(b)(e)		EUR 6,500,000	7,688,970
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR 8,600,000	10,271,857

			17,960,827

TELECOMMUNICATIONS	2.9%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(a)		12,775,000	13,348,725
Rogers Communications, Inc., 5.25% to 3/15/27, due 3/15/82 (Canada)(a)(f)		8,010,000	7,968,827
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(a)		3,465,000	3,627,347
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61 (Japan)(a)(e)		9,000,000	8,953,723
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(a)		13,570,000	14,003,908
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(a)		5,000,000	5,283,045

			53,185,575

UTILITIES	12.3%
AES Corp., 6.95% to 4/15/30, due 7/15/55(a)		4,113,000	3,989,564
AES Corp., 7.60% to 10/15/29, due 1/15/55(a)		4,306,000	4,416,238
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)		17,516,000	17,209,171
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(a)		7,960,000	7,994,387

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

	Principal Amount*	Value
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(a)	16,040,000	$16,083,725
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(a)	8,944,000	9,403,525
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83 (Australia)(a)(e)	EUR 2,300,000	2,927,438
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(a)	5,260,000	5,521,885
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(a)	3,632,000	3,355,934
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)	18,645,000	18,384,848
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(a)	18,035,000	18,278,647
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)	14,500,000	15,247,960
EDP SA, 4.50% to 11/27/31, due 5/27/55 (Portugal)(a)(e)	EUR 5,900,000	6,974,188
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)	21,165,000	21,333,516
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)	EUR 1,400,000	1,738,099
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)	6,232,000	6,568,609
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(a)	5,373,000	5,657,226
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)	13,009,000	13,442,278
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)	7,970,000	8,319,373
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)	4,850,000	5,050,737
Sempra, 4.125% to 1/1/27, due 4/1/52(a)	13,894,000	13,585,688
Sempra, 6.375% to 1/1/31, due 4/1/56(a)	7,910,000	8,130,781
Sempra, 6.875% to 7/1/29, due 10/1/54(a)	13,076,000	13,549,050

		227,162,867

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER
(Identified cost—$1,426,022,793)		1,465,062,785

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

		Principal Amount*	Value
CORPORATE BONDS	13.4%
CONSUMER STAPLE PRODUCTS	0.6%
Mars, Inc., 4.60%, due 3/1/28(f)		5,640,000	$5,707,221
Mars, Inc., 4.80%, due 3/1/30(f)		4,500,000	4,597,904

			10,305,125

FINANCIAL SERVICES	0.2%
BGC Group, Inc., 4.375%, due 12/15/25		4,000,000	3,993,531

HEALTH CARE	0.7%
AbbVie, Inc., 4.65%, due 3/15/28		3,990,000	4,050,588
Eli Lilly & Co., 4.00%, due 10/15/28		6,800,000	6,825,608
Eli Lilly & Co., 4.25%, due 3/15/31		2,800,000	2,805,041

			13,681,237

OIL & GAS	0.2%
Repsol E&P Capital Markets U.S. LLC, 5.204%, due 9/16/30 (Spain)(f)		3,950,000	3,966,141

PIPELINES	0.6%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)		7,130,000	7,184,603
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)		4,000,000	4,042,883

			11,227,486

REAL ESTATE	7.2%
American Homes 4 Rent LP, 4.25%, due 2/15/28		13,144,000	13,169,118
American Homes 4 Rent LP, 4.95%, due 6/15/30		1,500,000	1,528,865
American Tower Corp., 1.60%, due 4/15/26		3,000,000	2,966,538
American Tower Corp., 4.90%, due 3/15/30		7,700,000	7,863,130
American Tower Corp., 5.80%, due 11/15/28		4,850,000	5,058,036
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		2,000,000	1,998,521
Crown Castle, Inc., 4.80%, due 9/1/28		2,000,000	2,024,772
Crown Castle, Inc., 5.00%, due 1/11/28		3,000,000	3,041,544
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,289,832
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,785,385
Equinix, Inc., 1.45%, due 5/15/26		2,900,000	2,857,014
Equinix, Inc., 1.55%, due 3/15/28		3,000,000	2,826,842
ERP Operating LP, 3.25%, due 8/1/27		1,090,000	1,077,476

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

		Principal Amount*	Value
Federal Realty OP LP, 3.25%, due 7/15/27		7,026,000	$6,917,855
Global Net Lease, Inc., 4.50%, due 9/30/28(f)		3,395,000	3,332,034
Hudson Pacific Properties LP, 3.25%, due 1/15/30		5,640,000	4,821,522
Hudson Pacific Properties LP, 4.65%, due 4/1/29		1,250,000	1,151,969
Hudson Pacific Properties LP, 5.95%, due 2/15/28		2,975,000	2,912,043
Lineage OP LP, 5.25%, due 7/15/30(f)		4,400,000	4,458,510
Newmark Group, Inc., 7.50%, due 1/12/29		3,050,000	3,268,975
Prologis LP, 4.75%, due 1/15/31		1,500,000	1,531,728
Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 4/1/29(f)		5,000,000	5,158,495
Realty Income Corp., 4.75%, due 2/15/29		4,000,000	4,078,383
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,012,946
Tanger Properties LP, 3.875%, due 7/15/27		4,825,000	4,791,096
UDR, Inc., 3.50%, due 7/1/27		2,085,000	2,061,669
UDR, Inc., 3.50%, due 1/15/28		1,411,000	1,390,117
VICI Properties LP, 4.75%, due 4/1/28		3,395,000	3,429,021
VICI Properties LP/VICI Note Co., Inc., 4.125%, due 8/15/30(f)		5,467,000	5,288,919
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,644,376
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		7,000,000	7,083,263
Welltower OP LLC, 4.25%, due 4/1/26		5,000,000	4,998,044
Welltower OP LLC, 4.25%, due 4/15/28		1,000,000	1,006,270

			133,824,308

TELECOMMUNICATIONS	0.9%
T-Mobile USA, Inc., 2.25%, due 2/15/26		7,420,000	7,375,656
T-Mobile USA, Inc., 4.75%, due 2/1/28		8,447,000	8,454,333

			15,829,989

UTILITIES	3.0%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		12,485,000	12,546,379
Dominion Energy, Inc., 4.60%, due 5/15/28		4,485,000	4,534,576
DTE Energy Co., 4.95%, due 7/1/27		5,000,000	5,061,877
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		12,000,000	12,084,486

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

		Principal Amount*	Value
Eversource Energy, 4.75%, due 5/15/26		4,350,000	$4,363,497
Southern Co., 5.113%, due 8/1/27		3,900,000	3,967,080
WEC Energy Group, Inc., 4.75%, due 1/9/26		10,135,000	10,134,265
WEC Energy Group, Inc., 5.60%, due 9/12/26		2,088,000	2,112,308

			54,804,468

TOTAL CORPORATE BONDS (Identified cost—$244,683,891)			247,632,285

		Shares
SHORT-TERM INVESTMENTS	0.0%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.01%(i)		338,595	338,595

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$338,595)			338,595

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$1,742,100,338)	96.4%		1,785,170,468
OTHER ASSETS IN EXCESS OF LIABILITIES	3.6		66,847,790

NET ASSETS	100.0%		$1,852,018,258

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/ Receive	Fixed Payment Frequency	Floating Rate (resets daily)		Floating Rate Pay/ Receive	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
EUR 26,600,000	2.388%	Pay	Annually	2.138	%(j)	Receive	Semi-Annually	12/16/30	$(57,103)	$—	$(57,103)
11,700,000	2.548%	Pay	Annually	2.138	%(j)	Receive	Semi-Annually	11/1/32	(58,791)	—	(58,791)
$ 32,000,000	3.227%	Receive	Annually	4.220	%(k)	Pay	Annually	12/16/30	(321,647)	—	(321,647)
13,600,000	3.497%	Receive	Annually	4.220	%(k)	Pay	Annually	11/1/32	(24,888)	—	(24,888)

									$(462,429)	$—	$(462,429)

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	107,540,111	USD	124,827,183	11/28/25	$703,295
Brown Brothers Harriman	GBP	39,391,149	USD	52,534,006	11/28/25	783,128

						$1,486,423

Glossary of Portfolio Abbreviations

EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities— Exchange-Traded	$72,136,803	$—	$—	$72,136,803
Preferred Securities— Over-the-Counter	—	1,465,062,785	—	1,465,062,785
Corporate Bonds	—	247,632,285	—	247,632,285
Short-Term Investments	—	338,595	—	338,595

Total Investments in Securities(l)	$72,136,803	$1,713,033,665	$—	$1,785,170,468

Forward Foreign Currency Exchange Contracts	$—	$1,486,423	$—	$1,486,423

Total Derivative Assets(l)	$—	$1,486,423	$—	$1,486,423

Interest Rate Swap Contracts	$—	$(462,429)	$—	$(462,429)

Total Derivative Liabilities(l)	$—	$(462,429)	$—	$(462,429)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed–rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at October 31, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $407,680,630 or 22.0% of the net assets of the Fund.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2025 (Unaudited)

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $233,010,443 which represents 12.6% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $266,778,710 which represents 14.4% of the net assets of the Fund, of which 0.2% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Based on EURIBOR. Represents rates in effect at October 31, 2025.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at October 31, 2025.
(l)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,742,100,338)	$1,785,170,468
Cash	500,937
Cash collateral pledged for interest rate swap contracts	1,250,888
Foreign currency, at value (Identified cost—$457,081)	454,422
Receivable for:
Fund shares sold	46,666,198
Dividends and interest	23,312,027
Unrealized appreciation on forward foreign currency exchange contracts	1,486,423
Other assets	7,074

Total Assets	1,858,848,437

LIABILITIES:
Payable for:
Fund shares redeemed	3,344,937
Dividends and distributions declared	2,122,234
Investment advisory fees	688,620
Shareholder servicing fees	305,615
Administration fees	76,893
Distribution fees	59,623
Variation margin on interest rate swap contracts	29,176
Directors’ fees	4,570
Other liabilities	198,511

Total Liabilities	6,830,179

NET ASSETS	$1,852,018,258

NET ASSETS consist of:
Paid-in capital	$2,105,890,292
Total distributable earnings/(accumulated loss)	(253,872,034)

$1,852,018,258

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

October 31, 2025 (Unaudited)

CLASS A SHARES:
NET ASSETS	$175,805,307
Shares issued and outstanding ($0.001 par value common stock outstanding)	18,171,791

Net asset value and redemption price per share	$9.67

Maximum offering price per share ($9.67 ÷ 0.98)(a)	$9.87

CLASS C SHARES:
NET ASSETS	$34,476,444
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,572,707

Net asset value and offering price per share(b)	$9.65

CLASS F SHARES:
NET ASSETS	$31,363,931
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,260,621

Net asset value, offering and redemption price per share	$9.62

CLASS I SHARES:
NET ASSETS	$1,610,061,102
Shares issued and outstanding ($0.001 par value common stock outstanding)	167,356,405

Net asset value, offering and redemption price per share	$9.62

CLASS R SHARES:
NET ASSETS	$145,508
Shares issued and outstanding ($0.001 par value common stock outstanding)	15,011

Net asset value, offering and redemption price per share	$9.69

CLASS Z SHARES:
NET ASSETS	$165,966
Shares issued and outstanding ($0.001 par value common stock outstanding)	17,286

Net asset value, offering and redemption price per share	$9.60

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2025 (Unaudited)

Investment Income:
Interest income	$49,942,328
Dividend income	2,344,533

Total Investment Income	52,286,861

Expenses:
Investment advisory fees	5,754,360
Distribution fees and service fees—Class A (See Note 2)	264,692
Distribution fees and service fees—Class C (See Note 2)	187,469
Distribution fees and service fees—Class R (See Note 2)	359
Shareholder servicing fees—Class I (See Note 2)	502,327
Administration fees	509,080
Registration and filing fees	68,938
Transfer agent fees and expenses	67,773
Professional fees	62,724
Shareholder reporting expenses	41,239
Directors’ fees and expenses	37,955
Custodian fees and expenses	17,560
Miscellaneous	38,028

Total Expenses	7,552,504
Reduction of Expenses (See Note 2)	(1,788,268)

Net Expenses	5,764,236

Net Investment Income (Loss)	46,522,625

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	7,187,282
Interest rate swap contracts	(499)
Total return swap contracts	(2,557,799)
Forward foreign currency exchange contracts	(919,153)
Foreign currency transactions	(155,727)

Net realized gain (loss)	3,554,104

Net change in unrealized appreciation (depreciation) on:
Investments in securities	40,735,601
Interest rate swap contracts	(462,429)
Total return swap contracts	4,542
Forward foreign currency exchange contracts	1,290,160
Foreign currency translations	(79,208)

Net change in unrealized appreciation (depreciation)	41,488,666

Net Realized and Unrealized Gain (Loss)	45,042,770

Net Increase (Decrease) in Net Assets Resulting from Operations	$91,565,395

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended October 31, 2025	For the Year Ended April 30, 2025
Change in Net Assets:
From Operations:
Net investment income (loss)	$46,522,625	$88,613,130
Net realized gain (loss)	3,554,104	1,665,252
Net change in unrealized appreciation (depreciation)	41,488,666	33,320,387

Net increase (decrease) in net assets resulting from operations	91,565,395	123,598,769

Distributions to Shareholders:
Class A	(4,308,085)	(7,990,504)
Class C	(788,978)	(1,646,828)
Class F	(845,213)	(7,718,955)
Class I	(41,434,193)	(69,312,902)
Class R	(3,433)	(6,007)
Class Z	(4,474)	(5,894)

Total distributions	(47,384,376)	(86,681,090)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	146,098,312	(170,039,553)

Total increase (decrease) in net assets	190,279,331	(133,121,874)
Net Assets:
Beginning of period	1,661,738,927	1,794,860,801

End of period	$1,852,018,258	$1,661,738,927

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended October 31, 2025		For the Year Ended April 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.43		$9.23	$8.87	$9.36	$10.14	$9.61

Income (loss) from investment operations:

Net investment income (loss)(a)	0.24		0.46	0.39	0.31	0.24	0.30
Net realized and unrealized gain (loss)	0.24		0.19	0.40	(0.42)	(0.64)	0.63

Total from investment operations	0.48		0.65	0.79	(0.11)	(0.40)	0.93

Less dividends and distributions to shareholders from:

Net investment income	(0.24)		(0.45)	(0.41)	(0.36)	(0.36)	(0.40)
Tax return of capital	—		—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.24)		(0.45)	(0.43)	(0.38)	(0.38)	(0.40)

Net increase (decrease) in net asset value	0.24		0.20	0.36	(0.49)	(0.78)	0.53

Net asset value, end of period	$9.67		$9.43	$9.23	$8.87	$9.36	$10.14

Total return(b)(c)	5.15	%(d)	7.09%	9.16%	-1.20%	-4.14%	9.80%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$175.8		$172.0	$176.3	$181.9	$280.7	$237.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.05	%(e)	1.05%	1.04%	1.04%	1.05%	1.05%

Expenses (net of expense reduction)	0.91	%(e)	0.90%	0.89%	0.89%	0.91%	0.90%

Net investment income (loss) (before expense reduction)	4.85	%(e)	4.76%	4.19%	3.21%	2.30%	2.81%

Net investment income (loss) (net of expense reduction)	4.99	%(e)	4.91%	4.34%	3.36%	2.44%	2.96%

Portfolio turnover rate	26	%(d)	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended October 31, 2025		For the Year Ended April 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.40		$9.20	$8.85	$9.34	$10.12	$9.59

Income (loss) from investment operations:

Net investment income (loss)(a)	0.21		0.40	0.33	0.24	0.17	0.23
Net realized and unrealized gain (loss)	0.25		0.18	0.39	(0.41)	(0.64)	0.63

Total from investment operations	0.46		0.58	0.72	(0.17)	(0.47)	0.86

Less dividends and distributions to shareholders from:

Net investment income	(0.21)		(0.38)	(0.35)	(0.30)	(0.29)	(0.33)
Tax return of capital	—		—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.21)		(0.38)	(0.37)	(0.32)	(0.31)	(0.33)

Net increase (decrease) in net asset value	0.25		0.20	0.35	(0.49)	(0.78)	0.53

Net asset value, end of period	$9.65		$9.40	$9.20	$8.85	$ 9.34	$10.12

Total return(b)(c)	4.90	%(d)	6.36%	8.29%	-1.88%	-4.82%	9.04%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$34.5		$38.7	$44.6	$56.5	$75.2	$77.2

Ratios to average daily net assets:

Expenses (before expense reduction)	1.74	%(e)	1.75%	1.75%	1.75%	1.75%	1.75%

Expenses (net of expense reduction)	1.60	%(e)	1.60%	1.60%	1.60%	1.60%	1.60%

Net investment income (loss) (before expense reduction)	4.16	%(e)	4.05%	3.46%	2.53%	1.60%	2.13%

Net investment income (loss) (net of expense reduction)	4.30	%(e)	4.20%	3.61%	2.68%	1.75%	2.28%

Portfolio turnover rate	26	%(d)	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class F
	For the Six Months Ended October 31, 2025		For the Year Ended April 30,				For the Period June 3, 2020(a) through April 30, 2021
Per Share Operating Data:			2025	2024	2023	2022
Net asset value, beginning of period	$9.38		$9.19	$8.83	$9.33	$10.12	$9.74

Income (loss) from investment operations:

Net investment income (loss)(b)	0.26		0.48	0.43	0.36	0.27	0.27
Net realized and unrealized gain (loss)	0.24		0.19	0.39	(0.45)	(0.65)	0.51

Total from investment operations	0.50		0.67	0.82	(0.09)	(0.38)	0.78

Less dividends and distributions to shareholders from:

Net investment income	(0.26)		(0.48)	(0.44)	(0.39)	(0.39)	(0.40)
Tax return of capital	—		—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.26)		(0.48)	(0.46)	(0.41)	(0.41)	(0.40)

Net increase (decrease) in net asset value	0.24		0.19	0.36	(0.50)	(0.79)	0.38

Net asset value, end of period	$9.62		$9.38	$9.19	$8.83	$9.33	$10.12

Total return(c)	5.38	%(d)	7.40%	9.57%	-0.96%	-3.91%	8.09	%(d)

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$31,363.9		$29,797.6	$230,561.5	$49,900.5	$998.5	$322.1

Ratios to average daily net assets:

Expenses (before expense reduction)	0.74	%(e)	0.75%	0.75%	0.75%	0.75%	0.75	%(e)

Expenses (net of expense reduction)	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60	%(e)

Net investment income (loss) (before expense reduction)	5.17	%(e)	4.94%	4.75%	3.82%	2.63%	2.78	%(e)

Net investment income (loss) (net of expense reduction)	5.31	%(e)	5.09%	4.90%	3.97%	2.78%	2.93	%(e)

Portfolio turnover rate	26	%(d)	53%	53%	31%	44%	44%

(a)	Inception date.
(b)	Calculation based on average shares outstanding.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended October 31, 2025		For the Year Ended April 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.38		$9.19	$8.84	$9.34	$10.12	$9.60

Income (loss) from investment operations:

Net investment income (loss)(a)	0.26		0.49	0.42	0.33	0.27	0.33
Net realized and unrealized gain (loss)	0.24		0.18	0.39	(0.42)	(0.64)	0.62

Total from investment operations	0.50		0.67	0.81	(0.09)	(0.37)	0.95

Less dividends and distributions to shareholders from:

Net investment income	(0.26)		(0.48)	(0.44)	(0.39)	(0.39)	(0.43)
Tax return of capital	—		—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.26)		(0.48)	(0.46)	(0.41)	(0.41)	(0.43)

Net increase (decrease) in net asset value	0.24		0.19	0.35	(0.50)	(0.78)	0.52

Net asset value, end of period	$9.62		$9.38	$9.19	$8.84	$9.34	$10.12

Total return(b)	5.38	%(c)	7.40%	9.44%	-0.95%	-3.81%	10.09%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$1,610.1		$1,421.0	$1,343.1	$1,663.8	$2,551.2	$2,056.4

Ratios to average daily net assets:

Expenses (before expense reduction)	0.81	%(d)	0.82%	0.81%	0.81%	0.80%	0.82%

Expenses (net of expense reduction)	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income (loss) (before expense reduction)	5.10	%(d)	5.00%	4.41%	3.45%	2.54%	3.04%

Net investment income (loss) (net of expense reduction)	5.31	%(d)	5.22%	4.62%	3.66%	2.74%	3.26%

Portfolio turnover rate	26	%(c)	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended October 31, 2025		For the Year Ended April 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.44		$9.24	$8.88	$9.38	$10.16	$9.62

Income (loss) from investment operations:

Net investment income (loss)(a)	0.23		0.45	0.36	0.29	0.22	0.28
Net realized and unrealized gain (loss)	0.25		0.18	0.41	(0.43)	(0.65)	0.64

Total from investment operations	0.48		0.63	0.77	(0.14)	(0.43)	0.92

Less dividends and distributions to shareholders from:

Net investment income	(0.23)		(0.43)	(0.39)	(0.34)	(0.33)	(0.38)
Tax return of capital	—		—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.23)		(0.43)	(0.41)	(0.36)	(0.35)	(0.38)

Net increase (decrease) in net asset value	0.25		0.20	0.36	(0.50)	(0.78)	0.54

Net asset value, end of period	$9.69		$9.44	$9.24	$8.88	$9.38	$10.16

Total return(b)	5.15	%(c)	6.88%	8.90%	-1.46%	-4.34%	9.64%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$145.5		$138.1	$126.9	$289.2	$310.9	$325.2

Ratios to average daily net assets:

Expenses (before expense reduction)	1.24	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%

Expenses (net of expense reduction)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%

Net investment income (loss) (before expense reduction)	4.67	%(d)	4.57%	3.87%	3.06%	2.10%	2.63%

Net investment income (loss) (net of expense reduction)	4.81	%(d)	4.72%	4.02%	3.21%	2.25%	2.78%

Portfolio turnover rate	26	%(c)	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended October 31, 2025		For the Year Ended April 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.36		$9.17	$8.82	$9.33	$10.12	$9.60

Income (loss) from investment operations:

Net investment income (loss)(a)	0.26		0.49	0.42	0.30	0.28	0.31
Net realized and unrealized gain (loss)	0.24		0.18	0.39	(0.40)	(0.66)	0.64

Total from investment operations	0.50		0.67	0.81	(0.10)	(0.38)	0.95

Less dividends and distributions to shareholders from:

Net investment income	(0.26)		(0.48)	(0.44)	(0.39)	(0.39)	(0.43)
Tax return of capital	—		—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.26)		(0.48)	(0.46)	(0.41)	(0.41)	(0.43)

Net increase (decrease) in net asset value	0.24		0.19	0.35	(0.51)	(0.79)	0.52

Net asset value, end of period	$9.60		$9.36	$9.17	$8.82	$9.33	$10.12

Total return(b)	5.39	%(c)	7.42%	9.46%	-1.06%	-3.91%	10.09%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$166.0		$164.8	$50.0	$40.0	$752.1	$3,786.9

Ratios to average daily net assets:

Expenses (before expense reduction)	0.74	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%

Expenses (net of expense reduction)	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income (loss) (before expense reduction)	5.16	%(d)	5.11%	4.44%	3.15%	2.58%	2.92%

Net investment income (loss) (net of expense reduction)	5.30	%(d)	5.26%	4.59%	3.30%	2.73%	3.07%

Portfolio turnover rate	26	%(c)	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on September 2, 2015 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s primary investment objective is to seek to provide high current income and its secondary objective is to provide capital preservation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of October 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At October 31, 2025, the Fund did not have any total return swap contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swap contracts to manage interest rate risk. An interest rate swap involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation) in the Statement of Operations.

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts in the Statement of Assets and Liabilities. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, in the Statement of Assets and Liabilities and amortized or accreted over the life of the swap and recorded as realized gain (loss) in the Statement of Operations. Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of October 31, 2025, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory

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agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Fund.

For the six months ended October 31, 2025, and through June 30, 2027, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 0.95% for Class A shares, 1.60% for Class C shares, 0.60% for Class F shares, 0.60% for Class I shares, 1.10% for Class R shares and 0.60% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Board of Directors of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended October 31, 2025, fees waived and/or expenses reimbursed totaled $1,788,268.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended October 31, 2025, the Fund incurred $442,643 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution and Service Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a monthly distribution fee, accrued daily and paid monthly, at an annual rate of up to 0.25%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively. In addition, also under the plan, the Fund may pay the distributor a monthly service fee, accrued daily and paid monthly, at an annual rate of up to 0.10% and 0.25% of the average daily net assets attributable to Class A and Class C shares, respectively. The amounts paid pursuant to the plan for Class A, Class C and Class R shares may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Sales Charges and Contingent Deferred Sales Charges: There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $500,000 or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within

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one year from purchase. For the six months ended October 31, 2025, the Fund has been advised that the distributor paid $2,892, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $11,824 and $574 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $5,172 for the six months ended October 31, 2025.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended October 31, 2025, totaled $568,037,014 and $437,519,189, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at October 31, 2025 and the effect of derivatives held during the six months ended October 31, 2025, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	$1,486,423	—	$—
Interest Rate Risk:
Interest Rate Swap Contracts(b)	—	—	Payable for variation margin on interest rate swap contracts	(462,429	)(c)

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.
(b)	Not subject to a master netting agreement or another similar arrangement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

(c)

Amount represents the cumulative net appreciation (depreciation) on interest rate swap contracts as reported on the Schedule of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin payable to the broker.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	$(2,557,799)	$4,542
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(919,153)	1,290,160
Interest Rate Risk:
Interest Rate Swap Contracts	Net Realized and Unrealized Gain (Loss)	(499)	(462,429)

The following summarizes the monthly average volume of the Fund’s interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts activity for the for the six months ended October 31, 2025:

	Interest Rate Swap Contracts	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$76,488,122	$44,311,602	$166,629,056

(a)

Average notional amount represents the average for the period in which the Fund had interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents two months for interest rate swap contracts, two months for total return swap contracts and six months for forward foreign currency exchange contracts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of October 31, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,742,100,338

Gross unrealized appreciation on investments	$51,695,117
Gross unrealized depreciation on investments	(7,600,993)

Net unrealized appreciation (depreciation) on investments	$44,094,124

As of April 30, 2025, the Fund has a net capital loss carryforward of $310,770,440 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $86,299,544 and a long-term capital loss carryforward of $224,470,896, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended October 31, 2025		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Class A:
Sold	2,156,111	$20,754,296	5,460,956	$51,555,350
Issued as reinvestment of dividends and distributions	340,639	3,274,171	635,155	5,999,423
Redeemed	(2,572,445)	(24,652,193)	(6,961,096)	(65,569,026)

Net increase (decrease)	(75,695)	$(623,726)	(864,985)	$(8,014,253)

Class C:
Sold	183,699	$1,764,282	738,962	$6,970,479
Issued as reinvestment of dividends and distributions	62,108	595,395	127,926	1,204,816

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended October 31, 2025		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Redeemed	(784,290)	(7,535,191)	(1,605,985)	(15,143,003)

Net increase (decrease)	(538,483)	$(5,175,514)	(739,097)	$(6,967,708)

Class F:
Sold	221,064	$2,111,069	3,886,813	$36,491,671
Issued as reinvestment of dividends and distributions	28,377	271,331	702,092	6,580,146
Redeemed	(166,859)	(1,598,656)	(26,509,167)	(250,094,335)

Net increase (decrease)	82,582	$783,744	(21,920,262)	$(207,022,518)

Class I:
Sold	34,196,421	$326,911,893	48,424,899	$456,157,976
Issued as reinvestment of dividends and distributions	3,230,988	30,889,797	5,499,771	51,705,430
Redeemed	(21,602,261)	(206,688,600)	(48,580,439)	(456,020,657)

Net increase (decrease)	15,825,148	$151,113,090	5,344,231	$51,842,749

Class R:
Sold	31	$295	265	$2,482
Issued as reinvestment of dividends and distributions	356	3,433	635	6,007
Redeemed	—	—	—	—

Net increase (decrease)	387	$3,728	900	$8,489

Class Z:
Sold	1,157	$11,015	12,772	$119,531
Issued as reinvestment of dividends and distributions	469	4,474	628	5,894
Redeemed	(1,948)	(18,499)	(1,249)	(11,737)

Net increase (decrease)	(322)	$(3,010)	12,151	$113,688

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Risks associated with preferred securities differ from risks inherent with other investments. In particular, in the event of bankruptcy, a company’s preferred securities are senior to common stock but subordinated to all other types of corporate debt. Corporate bonds sit higher in the capital structure than preferred securities, and therefore in the event of bankruptcy, will be senior to the preferred securities.

Duration Risk: Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund may continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below-investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.

The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Shareholder Concentration Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. New Accounting Pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (ASU 2023-09). ASU 2023-09 is intended to enhance income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Adoption of the new standard will impact financial statement disclosures only and will not affect any Fund’s financial position or the results of its operations.

Note 11. Subsequent Events

Management has evaluated events and transactions occurring after October 31, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund (the Board), including a majority of the directors who are not parties to the Fund’s investment advisory agreement (the Advisory Agreement), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. The Advisory Agreement was discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 3, 2025, and at a meeting of the full Board held on June 17, 2025. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreement in executive sessions on June 16 and 17, 2025. At the meeting of the full Board on June 17, 2025, the Advisory Agreement was unanimously continued for a term ending June 30, 2026, by the Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board. The Board also considered a supplemental peer group compiled by the Investment Advisor when evaluating the Fund’s performance and fees and expenses; the Investment Advisor believes the supplemental peer group is more representative of the Fund’s investment strategy because most Peer Funds are not short duration funds, and the Fund has a different investment objective than most Peer Funds. The Board also spoke directly with a representative of the independent data provider and met with investment advisory personnel. In addition, the Board considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board also considered the education, background and experience of the

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

Investment Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board further noted the Investment Advisor’s ability to attract qualified and experienced personnel. The Board also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark and a relevant blended benchmark. The Board noted that the Fund outperformed the Peer Group median for the three-year period and underperformed the Peer Group medians for the one- and five-year periods ended March 31, 2025, ranking the Fund one out of seven peers, five out of seven peers and six out of six peers, respectively. The Board considered that the Fund outperformed the relevant benchmark for the one-, three- and five-year periods ended March 31, 2025. The Board noted that the Fund was in-line with the relevant blended benchmark for the three-year period and underperformed the relevant blended benchmark for the one- and five-year periods ended March 31, 2025. The Board also considered the Fund’s performance compared to a supplemental peer group compiled by the Investment Advisor, and noted that the Fund outperformed the supplemental peer group median for the one- year period, was in-line with the supplemental peer group median for the three-year period and underperformed the supplemental peer group median for the five-year period ended March 31, 2025, ranking one out of sixteen, nine out of sixteen and nine out of sixteen peers, respectively. The Board engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance. The Board also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board gave consideration to the fee and expense analyses provided by the independent data provider. The Board noted that the Fund’s actual management fee was lower than the Peer Group median and the total expense ratio was the lowest in the Peer Group, ranking the Fund two out of seven peers and one out of seven peers, respectively. The Board also considered the Fund’s fees and expenses versus the supplemental peer group compiled by the Investment Advisor and noted that the Fund’s actual management fee versus the supplemental peer group was in-line with the supplemental peer group median, ranking eleven out of sixteen peers. The Board further noted that the Fund’s overall total expense ratio versus the supplemental peer group was in-line with the supplemental peer group median, ranking nine out of sixteen peers. The Board considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of all the considerations above, the Board concluded that the Fund’s current expense structure was satisfactory.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

The Board also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. The Board took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board determined that the services received under the Administration Agreement are beneficial to the Fund. The Board concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board determined that economies of scale are being shared with shareholders and will continue to be shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board also compared the services rendered and fees paid under the Advisory Agreement to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does to institutional or subadvised accounts. The Board also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and account balances

•

Transaction history and account transactions

•

Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•

Open an account or buy securities from us

•

Provide account information or give us your contact information

•

Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Chief Financial Officer

Steven Frank

Treasurer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Nargis Hilal

Deputy Chief Compliance Officer

and Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—LPXAX
Class C—LPXCX
Class F—LPXFX
Class I—LPXIX
Class R—LPXRX
Class Z—LPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Low Duration Preferred and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

eDelivery AVAILABLE

Stop traditional mail delivery;

receive your shareholder reports

and prospectus online.

Sign up at cohenandsteers.com

Semi-Annual Financial Statements and

Additional Information October 31, 2025

Cohen & Steers

Low Duration

Preferred and

Income Fund

If you would like to receive shareholder reports and other

communications from the Fund electronically instead of by mail,

you may make that request at any time by contacting your

financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

LPXAXSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Chief Financial Officer)

Date:	December 29, 2025